Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Significant Unobservable Inputs Used in Valuation Models
Significant unobservable inputs used in the valuation models as of June 30, 2023 and December 31, 2022 were as follows:

	June 30, 2023	December 31, 2022
Public listing probability	90%	50%
Lack of marketability	32%	32%
Discount rates used in the sale scenario for debt instruments	0%	70%
Discount rates used in the public listing scenario	20% – 30%	20% – 30%
Probability weighted volatility	76%	147%

Significant unobservable inputs used in the valuation models as of December 31, 2022 and 2021 were as follows:

	December 31,
	2022	2021
Public listing probability	50%	—
SPAC probability	—	8%
Lack of marketability	32%	32%
Discount rates used in the sale scenario for debt instruments	70%	35% – 40%
Discount rates used in the public listing scenario	20% – 30%	—
Discount rates used in the SPAC scenario	—	30%
Probability weighted volatility	147%	144%

Summary of Company's Financial Liabilities Measured at Fair Value on Recurring Basis
The following tables summarize the Company’s financial liabilities that are measured at fair value on a recurring basis in the condensed consolidated financial statements
(in thousands)
:

	Fair Value Measurements at June 30, 2023 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes at fair value	—	—	$35,106	$35,106
Preferred shares warrant liability	—	—	11	11
SAFE notes at fair value	—	—	56,845	56,845
GEM derivative liability	—	—	11,397	11,397

Total financial liabilities	$—	$—	$103,359	$103,359

	Fair Value Measurements at December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes at fair value	—	—	$29,096	$29,096
Preferred shares warrant liability	—	—	51	51
SAFE notes at fair value	—	—	24,714	24,714
GEM derivative liability	—	—	2,963	2,963

Total financial liabilities	$—	$—	$56,824	$56,824

The following tables summarize the Company’s financial liabilities that are measured at fair value on a recurring basis in the consolidated financial statements
(in thousands)
:

	Fair Value Measurements at December 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Liabilities
Convertible notes at fair value	—	—	$11,681	$11,681
Preferred shares warrant liability	—	—	9	9
SAFE notes at fair value	—	—	19	19
GEM derivative liability	—	—	435	435

Total financial liabilities	$—	$—	$12,144	$12,144

	Fair Value Measurements at December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities
Convertible notes at fair value	—	—	$29,096	$29,096
Preferred shares warrant liability	—	—	51	51
SAFE notes at fair value	—	—	24,714	24,714
GEM derivative liability	—	—	2,963	2,963

Total financial liabilities	$—	$—	$56,824	$56,824

Schedule of Reconciliation of Activity and Changes in Fair Value for Company's Convertible Loans and Redeemable Convertible Preferred Stock Warrant Liability
The following table provides a reconciliation of activity and changes in fair value for the Company’s convertible loans and redeemable convertible preferred stock warrant liability using inputs classified as Level 3
(in thousands)
:

	Convertible Notes at Fair Value	Preferred Shares Warrant Liability	SAFE Notes	GEM Derivative Liability
Balance at December 31, 2021	$11,681	$9	$19	$435
Issuance of convertible notes	4,191	—	11,839	—
Conversion of convertible notes to preferred shares	(10,257)	—	—	—
Conversion of PFG liability to convertible note	11,197	—	—	—
Change in fair value	12,284	42	12,856	2,528

Balance at December 31, 2022	$29,096	$51	$24,714	$2,963

Issuance of SAFE notes	—	—	3,716	—
Conversion of related party notes to SAFE	—	—	4,354	—
Payments of borrowings on convertible notes	(35)	—	—	—
Change in fair value	6,045	(40)	24,061	8,434

Balance at June 30, 2023	$35,106	$11	$56,845	$11,397

The following table provides a reconciliation of activity and changes in fair value for the Company’s convertible loans and redeemable convertible preferred stock warrant liability using inputs classified as Level 3
(in thousands)
:

	Convertible Notes at Fair Value	Preferred Shares Warrant Liability	SAFE Notes at Fair Value	GEM Derivative Liability
Balance at December 31, 2020	$9,074	$35	$37	$650
Issuance of convertible notes	2,632	—	—	$—
Conversion of convertible notes to preferred shares	(353)	—	—	—
Change in fair value	328	(26)	(18)	(215)

Balance at December 31, 2021	$11,681	$9	$19	$435

Issuance of convertible notes	4,190	—	11,839	—
Conversion of convertible notes to preferred shares	(10,257)	—	—	—
Conversion of PFG liability to convertible note	11,197	—	—	—
Change in fair value	12,284	42	12,856	2,528

Balance at December 31, 2022	$29,095	$51	$24,714	$2,963